Document and Entity Information	Apr. 16, 2024
Cover [Abstract]
Entity Registrant Name	Fisker Inc./DE
Security 12b Title	Class A Common Stock, par value of $0.00001 per share
Security Exchange Name	NONE
Amendment Flag	false
Entity Central Index Key	0001720990
Document Type	8-K
Document Period End Date	Apr. 16, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-38625
Entity Tax Identification Number	82-3100340
Entity Address, Address Line One	1888 Rosecrans Avenue
Entity Address, City or Town	Manhattan Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90266
City Area Code	(833)
Local Phone Number	434-7537
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Trading Symbol	FSRN
Entity Emerging Growth Company	false